Cybersecurity Risk Management and Strategy Disclosure	12 Months Ended
Dec. 31, 2025
Cybersecurity Risk Management, Strategy, and Governance [Abstract]
Cybersecurity Risk Management Processes for Assessing, Identifying, and Managing Threats [Text Block]	The Company has adopted a cybersecurity risk policy governing the establishment and application of certain procedures and safeguards to identify potential cybersecurity risks and, in the event of a cybersecurity breach, the protocol for disclosing to the Securities and Exchange Commission, including possible remedies. We review cybersecurity risk as part of our overall risk-management program. This ensures that cybersecurity risk management remains a meaningful priority in our business strategy and operations. Our risk management strategy for cybersecurity generally includes:

1.	Identification: We aim to proactively identify the manners in which our business could be materially impacted by cybersecurity risks.

2.	Assessment: We periodically assess our risks relating to cybersecurity threats, including risks relating to our reliance on third parties. In so doing, we consider the likelihood and impact that could result from the manifesting of such risks, together with the sufficiency of existing policies, procedures, systems, and safeguards in place to manage such risks.

Cybersecurity Risk Management Third Party Engaged [Flag]	false
Cybersecurity Risk Process for Informing Management or Committees Responsible [Text Block]	The Audit Committee of our Board of Directors is the governance body involved in, and ultimately responsible for, cybersecurity oversight. They will generally coordinate with our Chief Financial Officer in this regard. If needed, the full Board would be updated on cybersecurity risks and incidents. None of our directors on the Audit Committee nor our Chief Financial Officer have particular experience in cybersecurity matters.

In the event of a cybersecurity concern or event, our incident response approach would have our Chief Financial Officer report to our Audit Committee and full Board of Directors, as well as legal counsel.

Fraud/Cybersecurity Event

The Company did not have any material cybersecurity breaches during the year ended December 31, 2025. However, for information regarding a fraud against the Company that was implemented through a cybersecurity breach during the year ending December 31, 2026, see Item 4. “Information on the Company –Recent Developments — Cybersecurity/Fraud Incident” on page 21, above.

Cybersecurity Risk Management Positions or Committees Responsible Report to Board [Flag]	true